Share-based payment arrangements - Summary of Movements in Number of Share Options Outstanding and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Weighted average exercise price Cdn$
Weighted average exercise price, At January 1 (in Cdn per share) | $	$ 22.56	$ 30.18
Weighted average exercise price, Granted (in Cdn per share) | $	5.98	6.20
Weighted average exercise price, Exercised (in Cdn per share) | $	6.20	0.00
Weighted average exercise price, Expired (in Cdn per share) | $	38.96	51.46
Weighted average exercise price, Forfeited (in Cdn per share) | $	21.48	26.99
Weighted average exercise price, At December 31 (in Cdn per share) | $	$ 14.08	$ 22.56
Number of options
Number of options, At January 1 (in shares) | shares	5,591,228	5,944,510
Number of options, Regular options granted (in shares) | shares	2,387,256	1,078,797
Number of options, Exercised (in shares) | shares	(56,644)	0
Number of options, Expired (in shares) | shares	(697,322)	(870,904)
Number of options, Forfeited (in shares) | shares	(1,510,027)	(561,175)
Number of options, At December 31 (in shares) | shares	5,714,491	5,591,228